Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Officer Compensation		$ 718,532	$ 914,610	$ 1,551,382	$ 1,655,392	$ 1,889,136	$ 1,345,243
Consulting fees		282,189	88,955	905,002	678,023	871,228	422,771
Clem Tacca [Member]
Consulting fees		66,852	80,473	257,266	316,019
Ascendant SC Pty Ltd [Member]
Director fees				10,000
Consulting fees		0	10,000	44,750	10,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees	$ 25,000
Frank Wilkie [Member]
Consulting fees		124,454	0	373,954	150,473
Repayment of consulting fees				25,000
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Bonus offset against common stock subscription	224,500
Frank Wilkie [Member] | Common Stock [Member]
Bonus offset against common stock subscription	$ 124,454
Judith Willoughby [Member]
Bonus offset against common stock subscription				20,000
Consulting fees		50,000	0	50,000	0
Repayment of consulting fees				30,000
VP Corporate Finance [Member]
Officer Compensation		48,644	94,035	121,721	132,497
Bonus offset against common stock subscription		14,029	67,112	14,029	67,112
Chief Executive Officer [Member]
Officer Compensation		475,000	725,000	975,000	1,225,000	300,000
Bonus offset against common stock subscription		220,079		220,079	975,484
Director fees				750,000		1,300,000	1,000,000
Consulting fees		475,000	725,000		1,225,000
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees					0
Chief Operating Officer [Member]
Officer Compensation		79,231	56,538	188,846	161,154
Bonus offset against common stock subscription		20,000		20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Director fees		7,500	0	20,000	0
Consulting fees						$ 29,538	$ 17,524
Director [Member] | Matthew Banks [Member]
Director fees		7,500	0	20,000	0
Director [Member] | Harold Hansen [Member]
Director fees		7,500	0	20,000
Director [Member] | Comms Watch Pty Ltd [Member]
Director fees		$ 0	$ 0	4,500	$ 0
Director [Member] | Ian Banks[Member] | Matthew Banks [Member]
Bonus offset against common stock subscription				7,500
Repayment of consulting fees				$ 12,500